Acquisitions and disposals of subsidiaries - Summary of provisional impact of acquisition (Details) - USD ($) $ in Millions	Jun. 30, 2026	Feb. 27, 2026
Disclosure of detailed information about business combination [line items]
Total consideration		$ 493
BeatBox [Member]
Disclosure of detailed information about business combination [line items]
Non-current assets	$ 186
Current assets	95
Current liabilities	(44)
Non-controlling interest	(86)
Assets and liabilities net of non-controlling interest	151
Goodwill on acquisition	342
Total consideration	493
Consideration to be paid	(83)
Cash acquired	(19)
Net cash outflow	$ 390